Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	May 01, 2020
Schedule of Contract Liabilities [Line Items]
Contract liabilities		$ 11,193	$ 5,968	$ 9,055
Current		10,162	5,291	5,038	$ 4,609
Non-current		1,031	677	4,017	$ 3,261
Digital solutions services—non financial services income [Member]
Schedule of Contract Liabilities [Line Items]
Contract liabilities		9,700	5,968	9,055
Digital media, content, and marketing services income [Member]
Schedule of Contract Liabilities [Line Items]
Contract liabilities		1,000
Hotel operations, hospitality and VIP services income [Member]
Schedule of Contract Liabilities [Line Items]
Contract liabilities		$ 493